INCOME TAXES - Reconciliation of income tax expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Domestic statutory tax rate (in percent)	26.50%	26.50%	26.50%
Income taxes at domestic statutory tax rate	$ 274.3	$ 253.1	$ 231.5
(Reduction) increase resulting from:
Non-deductible charges, non-taxable income and differences between current and future tax rates	0.1	(0.5)	(5.7)
Tax consolidation transactions (note 25)	(33.8)	(48.9)	(47.0)
Other	(2.9)	(5.8)	1.5
Income taxes	$ 237.7	$ 197.9	$ 180.3